Other Commitments and Contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Other Commitments and Contingencies
OTHER COMMITMENTS AND CONTINGENCIES

Assets Pledged

(in thousands of $)	As of June 30, 2015	As of December 31, 2014
Book value of vessels secured against long-term loans	2,184,405	1,997,657

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A provision will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.

Douglas Channel LNG Assets Partnership claim

In May 2013, we provided a short-term loan of $12.0 million to Douglas Channel LNG Assets Partnership ("DCLAP") as part of the potential FLNG project in Douglas Channel, British Columbia. The General Partner of DCLAP is a company wholly owned by LNG Partner LLC ("LNGP"). The loan had a maturity date of September 30, 2013 and is secured by a general security agreement over the pipeline transportation capacity on the pipeline system that delivers natural gas to the area where the FLNG project is intended to operate.

In September 2013, LNGP filed for bankruptcy. We commenced legal proceedings against LNGP seeking to have a receiver appointed over the secured assets. As court proceedings progressed during 2014, the parties negotiated a reorganization plan where we were no longer a participant in the project but became a creditor. The reorganization plan, comprised of a new consortium of parties involved in the project, was finalized and approved by the Supreme Court of British Columbia in quarter ended December 31, 2014. We retain security of the assets until the project reaches final investment decision. Of the $12.0 million short-term loan, $5.0 million has been repaid to date.

We continue to believe that we have strong arguments regarding our claim and the outstanding loan is recoverable, accordingly, as of June 30, 2015, we have not recorded any provision against the outstanding loan receivable.

Golar Viking related claim
In January 2011, Qatar Gas Trading Company Limited ("Nakilat") chartered the Golar Viking from us for a period of 15 months. In April 2012, the time charter party agreement was terminated early. On February 15, 2013, Nakilat formally commenced arbitration proceedings against us claiming damages of $20.9 million for breach of contract, including that of early termination of the charter. In December 2013, we did not record any provision as we believed that we had strong arguments to defend ourselves against such claims. Proceedings commenced in 2014 with the arbitration hearing timed for December 2014 or January 2015. During the course of the arbitration proceedings, the exchange of disclosure, witness statements and expert reports were completed in December 2014.
Following this and our legal counsel’s advice, we entered into compromise settlement discussions with the other parties. The compromise settlement was agreed in January 2015 for an amount of $14.5 million. We maintain defence and indemnity insurance for these types of claims. A contribution of $0.6 million was made by our insurers in relation to the claim. Accordingly, as of December 31, 2014, we recorded a provision of $13.9 million related to the claim of which $3.5 million was recognized in prior years. The claim was settled in January 2015.
Tax Lease Benefits
In August 2015, a UK court found in favour of UK tax authorities in respect of a tax leasing structure undertaken by a UK bank and an international shipping company.  Notwithstanding previous rulings in favour of the UK bank and shipping company, after appeal this judgment found in favour of the UK tax authorities.  The fact pattern in this case and the structure in question is not exactly the same as those which Golar has previously participated in and therefore is not necessarily indicative of any outcome should the UK tax authorities challenge Golar’s tax leases.  Nevertheless,  management are in the process of reviewing the details of the case and the basis of the judgement with their legal and tax advisors to ascertain what impact, if any, the judgment might have on the Company. See also Tax Lease Benefits disclosure in note 37 of our 2014 Form 20-F.